Finance income (costs), net	12 Months Ended
Jun. 30, 2021
Finance income (costs), net
Finance income (costs), net

11.    Finance income (costs), net

Finance expenses, net consists of the following:

	Year ended June 30,
(in € thousands)	2019	2020	2021
Finance costs
Interest expenses from Shareholder Loans	(8,634)	(7,492)	(5,990)
Foreign exchange losses from Shareholder Loans	(4,682)	(2,209)	—
Interest expenses on revolving credit facility	(185)	(951)	(723)
Interest expenses on leases	(486)	(523)	(612)
	(13,987)	(11,175)	(7,325)
Finance income
Interest income from Shareholder Loans	1	56	—
Net gain on Shareholder Loans	—	—	7,601
Foreign exchange gains from Shareholder Loans	—	—	14,613
Other interest income	—	—	202
	1	56	22,416
Finance income (costs), net	(13,986)	(11,119)	15,091

Further information on expenses and income from Shareholder Loans can be found in Note 21.